Related party transactions - Narrative (Details) - vessel	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Termination notice required by Revised Master Agreement	24 months
Number of vessels	1
Termination notice required upon sale of vehicle	3 months
Term of management payments due upon sale of vessel	3 months
Months of management fees due upon change of control	24 months
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels		0	9	0
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels	113	131